Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how our Compensation Committee aligns executive compensation with performance refer to “Compensation Discussion and Analysis”.

PAY VERSUS PERFORMANCE TABLE

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“NEOs”), and (ii) select financial performance measures, in each case, for our four most recently completed fiscal years.

			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:			($ in millions) Company Selected Measure: Adjusted EBITDA ($)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	($ in millions) Net Income ($)
(a)	(b)(1)	(c)(2)(5)	(d)(3)	(e)(4)(5)	(f)(6)	(g)(7)	(h)(8)	(i)(9)
2023	7,164,547	3,069,433	2,981,599	1,013,440	83.90	153.89	1,258	2,790
2022	6,013,500	4,663,992	9,383,278	8,100,880	87.65	92.95	1,213	2,833
2021	32,104,884	32,156,057	5,080,375	4,749,683	90.57	166.16	1,314	2,770
2020	19,451,654	18,498,193	7,478,674	5,888,625	89.88	131.17	131	2,575
(1)	The dollar amounts reported in column (b) for 2023, 2022 and 2021 are the amounts of total compensation reported for our PEO for each of those years in the “Total” column of the Summary Compensation Table set forth on page 56. The dollar amount reported in column (b) for 2020 is the amount of total compensation reported for our PEO in the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, reduced to correct an inadvertent overstatement of certain amounts attributable to dividends reported in the “All Other Compensation” column for Mr. Meyer in 2020. Our PEO for fiscal years 2023, 2022 and 2021 was Jennifer C. Witz. Our PEO for fiscal year 2020 was James E. Meyer.
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year. The amounts listed do not reflect the actual compensation earned, realized or received by our PEO during the applicable year.
(3)	The dollar amounts reported in column (d) for 2023, 2022 and 2021 represent the average of the amounts of total compensation reported for our non-PEO NEOs as a group for each of those years in the “Total” column of the Summary Compensation Table set forth on page 56. The dollar amount reported in column (d) for 2020 represents the average of the amounts of total compensation reported for our non-PEO NEOs as a group in 2020 in the “Total” column of the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends for him reported in the “All Other Compensation” column, in 2020. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2023, Thomas D. Barry, Patrick L. Donnelly, Scott A. Greenstein, Joseph Inzerillo and Sean S. Sullivan, (ii) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (iii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein, and Sean S. Sullivan and (iv) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
(4)	The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below. The amounts listed do not reflect the actual compensation actually earned, realized or received by the non-PEO NEOs as a group during the applicable year.
(5)	The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	7,164,547	0	-4,095,114	3,069,433
2022	6,013,500	0	-1,349,508	4,663,992
2021	32,104,884	-24,096,945	24,148,118	32,156,057
2020	19,451,654	-9,999,997	9,046,536	18,498,193

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Average Summary Compensation Table Total ($)	Deductions from Average Summary Compensation Table Total ($)	Additions to Average Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	2,981,599	-558,397	-1,409,762	1,013,440
2022	9,383,278	-6,908,382	5,625,984	8,100,880
2021	5,080,375	-1,819,221	1,488,529	4,749,683
2020	7,478,674	-3,921,152	2,331,103	5,888,625
(i)	The dollar amounts reported for 2023, 2022 and 2021 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 56. The dollar amounts reported for 2020 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends reported for him in the “All Other Compensation” column, in 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2023 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	0	-3,825,766	0	-269,348	0	0	-4,095,114

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	836,501	-413,293	0	-481,035	-1,351,935	0	-1,409,762
(i)	Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
(6)	Amounts represent the cumulative total of our common stock for the period beginning on the market close on the last trading day before January 1, 2020, the earliest fiscal year in the table, through and including December 31, 2023, the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price at the measurement point has been converted into a fixed investment of one hundred dollars. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends.
(7)	The peer group used for this purpose is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. We have used the same methodology described above for calculating the total stockholder return of our common stock in calculating the total stockholder return of the S&P 500 Media & Entertainment Index.
(8)	The dollar amounts are the Company’s net income as reflected in the Company’s audited consolidated financial statements contained in our Annual Reports on Form 10-K for the applicable year.
(9)	We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2023. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual report for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		The dollar amounts reported in column (d) for 2023, 2022 and 2021 represent the average of the amounts of total compensation reported for our non-PEO NEOs as a group for each of those years in the “Total” column of the Summary Compensation Table set forth on page 56. The dollar amount reported in column (d) for 2020 represents the average of the amounts of total compensation reported for our non-PEO NEOs as a group in 2020 in the “Total” column of the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends for him reported in the “All Other Compensation” column, in 2020. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2023, Thomas D. Barry, Patrick L. Donnelly, Scott A. Greenstein, Joseph Inzerillo and Sean S. Sullivan, (ii) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (iii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein, and Sean S. Sullivan and (iv) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
Peer Group Issuers, Footnote		The peer group used for this purpose is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. We have used the same methodology described above for calculating the total stockholder return of our common stock in calculating the total stockholder return of the S&P 500 Media & Entertainment Index.
PEO Total Compensation Amount	[1]	$ 7,164,547	$ 6,013,500	$ 32,104,884	$ 19,451,654
PEO Actually Paid Compensation Amount	[2],[3]	$ 3,069,433	4,663,992	32,156,057	18,498,193
Adjustment To PEO Compensation, Footnote

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	7,164,547	0	-4,095,114	3,069,433
2022	6,013,500	0	-1,349,508	4,663,992
2021	32,104,884	-24,096,945	24,148,118	32,156,057
2020	19,451,654	-9,999,997	9,046,536	18,498,193
(i)	The dollar amounts reported for 2023, 2022 and 2021 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 56. The dollar amounts reported for 2020 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends reported for him in the “All Other Compensation” column, in 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2023 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	0	-3,825,766	0	-269,348	0	0	-4,095,114

		(i) Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
Non-PEO NEO Average Total Compensation Amount	[4]	$ 2,981,599	9,383,278	5,080,375	7,478,674
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	$ 1,013,440	8,100,880	4,749,683	5,888,625
Adjustment to Non-PEO NEO Compensation Footnote

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Average Summary Compensation Table Total ($)	Deductions from Average Summary Compensation Table Total ($)	Additions to Average Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	2,981,599	-558,397	-1,409,762	1,013,440
2022	9,383,278	-6,908,382	5,625,984	8,100,880
2021	5,080,375	-1,819,221	1,488,529	4,749,683
2020	7,478,674	-3,921,152	2,331,103	5,888,625
(i)	The dollar amounts reported for 2023, 2022 and 2021 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 56. The dollar amounts reported for 2020 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends reported for him in the “All Other Compensation” column, in 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2023 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	836,501	-413,293	0	-481,035	-1,351,935	0	-1,409,762
		(i) Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As illustrated in the table above, the Company’s cumulative TSR underperformed when viewed against the S&P 500 Media & Entertainment Index during the four years presented in the table. During the four-year period ended December 31, 2023, the performance of our common stock, including dividends, underperformed the S&P 500 Media & Entertainment Index on a cumulative basis by approximately 70 percentage points.

Our management believes that in 2023 our common stock may have been adversely affected by certain macroeconomic conditions. In addition, we believe that during the four-year measurement period, the price of our common stock may have been constrained by certain structural items unique to an investment in the Company, such as the perceived “pair” trade by certain investors in our common stock and the related tracking stocks

(NASDAQ: LSXMK and LSXMA) issued by Liberty Media attempting to profit from the discount in those tracking stocks relative to their underlying asset values, the short position in our common stock in place by certain investors in securities issued by Liberty Media that are convertibles and/or exchangeable into our common stock, and the limited aggregate number of shares of common stock publicly available, which may have discouraged investment by certain large institutional investors. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table

LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES TO DETERMINE 2023 CAP

As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program reflects a pay-for-performance philosophy, and includes performance metrics that are intended to incentivize our NEOs and align our NEOs’ interests with those of our stockholders. With respect to the 2023 fiscal year, the most important financial performance measures used to link executive CAP to our performance overall are as follows:

Most Important Performance Measures
Total Revenue
Adjusted EBITDA
Free Cash Flow
Sirius XM Self-Pay Subscriber at End of Period
Relative Total Stockholder Return

Total Shareholder Return Amount	[6]	$ 83.9	87.65	90.57	89.88
Peer Group Total Shareholder Return Amount	[7]	153.89	92.95	166.16	131.17
Net Income (Loss)	[8]	$ 1,258	$ 1,213	$ 1,314	$ 131
Company Selected Measure Amount	[9]	2,790	2,833	2,770	2,575
PEO Name		Jennifer C. Witz	Jennifer C. Witz	Jennifer C. Witz	James E. Meyer
Measure:: 1
Pay vs Performance Disclosure
Name		Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Sirius XM Self-Pay Subscriber at End of Period
Measure:: 5
Pay vs Performance Disclosure
Name		Relative Total Stockholder Return
PEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ (24,096,945)	$ (9,999,997)
PEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,095,114)	(1,349,508)	24,148,118	9,046,536
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,825,766)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(269,348)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,095,114)
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(558,397)	(6,908,382)	(1,819,221)	(3,921,152)
Non-PEO NEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,409,762)	$ 5,625,984	$ 1,488,529	$ 2,331,103
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		836,501
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(413,293)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(481,035)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,351,935)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,409,762)

[1]	The dollar amounts reported in column (b) for 2023, 2022 and 2021 are the amounts of total compensation reported for our PEO for each of those years in the “Total” column of the Summary Compensation Table set forth on page 56. The dollar amount reported in column (b) for 2020 is the amount of total compensation reported for our PEO in the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, reduced to correct an inadvertent overstatement of certain amounts attributable to dividends reported in the “All Other Compensation” column for Mr. Meyer in 2020. Our PEO for fiscal years 2023, 2022 and 2021 was Jennifer C. Witz. Our PEO for fiscal year 2020 was James E. Meyer.
[2]	The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($)	Additions to Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	7,164,547	0	-4,095,114	3,069,433
2022	6,013,500	0	-1,349,508	4,663,992
2021	32,104,884	-24,096,945	24,148,118	32,156,057
2020	19,451,654	-9,999,997	9,046,536	18,498,193

The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.

Year	Average Summary Compensation Table Total ($)	Deductions from Average Summary Compensation Table Total ($)	Additions to Average Summary Compensation Table Total ($)	CAP ($)
	(i)	(ii)	(iii)
2023	2,981,599	-558,397	-1,409,762	1,013,440
2022	9,383,278	-6,908,382	5,625,984	8,100,880
2021	5,080,375	-1,819,221	1,488,529	4,749,683
2020	7,478,674	-3,921,152	2,331,103	5,888,625
(i)	The dollar amounts reported for 2023, 2022 and 2021 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 56. The dollar amounts reported for 2020 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends reported for him in the “All Other Compensation” column, in 2020.
(ii)	The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(iii)	The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity-based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2023 is detailed in the supplemental table below.

The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	0	-3,825,766	0	-269,348	0	0	-4,095,114

The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2023:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	836,501	-413,293	0	-481,035	-1,351,935	0	-1,409,762
(i) Dividends are included in the “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.
[3]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year. The amounts listed do not reflect the actual compensation earned, realized or received by our PEO during the applicable year.
[4]	The dollar amounts reported in column (d) for 2023, 2022 and 2021 represent the average of the amounts of total compensation reported for our non-PEO NEOs as a group for each of those years in the “Total” column of the Summary Compensation Table set forth on page 56. The dollar amount reported in column (d) for 2020 represents the average of the amounts of total compensation reported for our non-PEO NEOs as a group in 2020 in the “Total” column of the Summary Compensation Table contained in Sirius XM Holdings Inc.’s Proxy Statement filed with the SEC on April 20, 2021, increased to correct an inadvertent understatement of the grant date fair value of stock awards granted to Mr. Greenstein, which was partially offset by an overstatement of certain amounts attributable to dividends for him reported in the “All Other Compensation” column, in 2020. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2023, Thomas D. Barry, Patrick L. Donnelly, Scott A. Greenstein, Joseph Inzerillo and Sean S. Sullivan, (ii) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge, (iii) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein, and Sean S. Sullivan and (iv) for fiscal year 2020, Patrick L. Donnelly, David J. Frear, Scott A. Greenstein, Sean S. Sullivan and Jennifer C. Witz.
[5]	The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below. The amounts listed do not reflect the actual compensation actually earned, realized or received by the non-PEO NEOs as a group during the applicable year.
[6]	Amounts represent the cumulative total of our common stock for the period beginning on the market close on the last trading day before January 1, 2020, the earliest fiscal year in the table, through and including December 31, 2023, the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price at the measurement point has been converted into a fixed investment of one hundred dollars. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends.
[7]	The peer group used for this purpose is the S&P 500 Media & Entertainment Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. We have used the same methodology described above for calculating the total stockholder return of our common stock in calculating the total stockholder return of the S&P 500 Media & Entertainment Index.
[8]	The dollar amounts are the Company’s net income as reflected in the Company’s audited consolidated financial statements contained in our Annual Reports on Form 10-K for the applicable year.
[9]	We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2023. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual report for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.